Income taxes - Reconciliations of effective income tax rate (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(6.00%)	(6.00%)	(5.00%)
Change in valuation allowance	(11.00%)	(15.00%)	(40.00%)
Tax effect relating to forgiveness of payables		(17.00%)
Effect of tax rate in different tax jurisdictions	(23.00%)
Effect of tax-free interest income	4.00%
Others	1.00%	(1.00%)	(2.00%)
Effective tax rate	(10.00%)	(14.00%)	(22.00%)